11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
December 14, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund as filed pursuant to Rule 497(e) under the 1933 Act on December 3, 2020 (Accession Number: 0001193125-20-309204).
Please direct any comments or questions to the undersigned, or contact me at 713-214-1576 or at tabitha.washington@invesco.com.
Very truly yours,
/s/ Tabitha Washington
Tabitha Washington
Paralegal III